Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions
NOTE 7 — PARTY-IN-INTEREST TRANSACTIONS
Exempt Party-In-Interest Transactions
Plan investments include common collective trusts and fixed income instruments that are managed by affiliates of Fidelity; therefore, these transactions qualify as party-in-interest transactions. Fees paid for investment management services were included as a reduction of the return earned on each fund.
The Stable Value Account is managed by Invesco Advisers, Inc. (“Invesco”) and its affiliate Invesco Trust Company (“ITC”). A portion of the Stable Value Account is invested in the Invesco Short Term Investment Fund (“Invesco STIF”). Accordingly, transactions involving the Invesco STIF constitute party-in-interest transactions. Fees paid for investment management services were included as a reduction of the return earned on the fund, with no incremental management fee on the Invesco STIF allocation. These transactions involving the Invesco STIF are permitted under the Plan, conducted in accordance with applicable ERISA provisions, and exempt party-in-interest transactions under ERISA.
Transactions in Microsoft Common Stock also qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held 10,633,640 shares of Microsoft Common Stock valued at $5,142,641,059 and 12,013,574 shares of Microsoft Common Stock valued at $5,063,721,519, respectively. During the year ended December 31, 2025, the Plan recorded Microsoft Common Stock dividend income of $38,458,044.
Participant loans, which are secured by the vested balances in the participants’ accounts, also qualify as party-in-interest transactions.
Nonexempt Party-In-Interest Transactions
There was one instance in 2025 when the Plan, due to administrative errors, remitted some participants’ contributions to Fidelity later than required under Department of Labor Regulation Sec. 2510.3-102. The late remittance was promptly discovered, funded, and self-corrected, and was timely reported on IRS Form 5330, with payment of applicable excise taxes. The impacted participant accounts were credited by an amount representing investment income that would have been earned had the participant contributions been remitted on a timely basis. The aggregate amount of late contributions in 2025 totaled $46,597, all of which was remediated in 2026, resulting in credits to participant accounts of $27 in 2026.